ENTITY WIDE DISCLOSURES	6 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
ENTITY WIDE DISCLOSURES [Abstract]
ENTITY WIDE DISCLOSURES

NOTE 11 - ENTITY WIDE DISCLOSURE:

The Company operates in one reportable segment.

Disaggregated financial data is provided below as follows:

(1) Revenues by geographic area and

(2) Revenues from principal customers.

Revenues are attributed to geographic areas based on the location of the customers. The following is a summary of revenues by geographic areas:

	3 months ended December 31,		6 months ended December 31,
	2012	2011	2012	2011
	($ in thousands)		($ in thousands)
India	$272		$272
Spain	188	38	289	270
Brazil	176	194	181	398
Russia	98	231	125	360
Israel	40	251	115	355
Poland	3	194	3	194
Other	573	384	874	1,701
	$1,350	$1,292	$1,859	$3,278

The following is a summary of revenues by principal customers:

	3 months ended December 31,		6 months ended December 31,
	2012	2011	2012	2011
Customer A	20%		15%
Customer B	14%	3%	16%	8%
Customer C	13%	15%	10%	12%
Customer D	7%	18%	7%	11%
Customer E	3%	19%	6%	11%
Customer F		15%		6%

All tangible long-lived assets are located in Israel.

NOTE 13 - ENTITY WIDE DISCLOSURES

The Company operates in one operating segment.

Disaggregated financial data is provided below as follows:

(1) Revenues by geographic area and

(2) Revenues from principal customers.

Revenues are attributed to geographic areas based on the location of the customers. The following is a summary of revenues by geographic areas:

	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
	($ in thousands)

Russia	$452	$360	$12	$203
Germany	285	298	507	191
India	120	1,083	-	-
Israel	60	730	119	-
Italy	179	313	390	668
Cyprus	10	60	7	337
Pakistan	-	5	193	477
Poland	140	268	1,446	-
Other	825	2,887	2,275	1,535
	$2,071	$6,004	$4,949	$3,411

By principal customers:

	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
Customer A	22%	6%	-%	6%
Customer B	14%	5%	10%	6%
Customer C	6%	18%	-%	-%
Customer D	3%	12%	2%	-%
Customer E	9%	5%	8%	20%
Customer F	-%	1%	-%	10%
Customer G	-%	-%	4%	14%
Customer H	7%	4%	29%	-%

All tangible long lived assets are located in Israel.